Consolidated Balance Sheet Components (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Schedule of Inventories [Abstract]
Finished goods	$ 649	$ 869
Total inventories	$ 649	$ 869